Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 106,263
2021	63,730
2022	53,564
2023	51,363
2024	53,564
Thereafter	33,722
Total	$ 362,206